8. Share-based payments (Details 10) - Nonemployee Common stock warrants - Service and performance conditions [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected life (years)	3 years
Dividend yield
Minimum [Member]
Volatility	121.00%	102.00%
Risk-free interest rate	0.70%	0.90%
Expected life (years)		3 years
Maximum [Member]
Volatility	148.00%	184.00%
Risk-free interest rate	1.50%	1.40%
Expected life (years)		5 years